CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Investment securities, available-for sale, Amortized cost current	$ 0	$ 21,139
Investment securities, held-to-maturity, Fair value current	266	308
Investment securities, available-for sale, Amortized cost noncurrent	53,953	146,796
Investment securities, held-to-maturity, Fair value noncurrent	$ 471	$ 419
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	155,387,025	0
Preferred stock, shares issued (in shares)	139,444,346	0
Preferred stock, shares outstanding (in shares)	139,444,346	0
Liquidation preference	$ 470,256	$ 0
Preferred stock par value, (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	155,387,025
Preferred stock, shares issued (in shares)	139,444,346
Preferred stock, shares outstanding (in shares)	139,444,346
Liquidation preference	$ 470,256
Common stock, par value, (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	351,572,668
Common stock, shares, issued (in shares)	89,972,184
Common stock, shares, outstanding (in shares)	89,206,266
Treasury stock, shares held (in shares)	0	14,730
Common stock exchange ratio	206.81%
Common Class A
Common stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	0	2,500,000,000
Common stock, shares, issued (in shares)	0	278,308,964
Common stock, shares, outstanding (in shares)	0	278,308,964
Common Class B
Common stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	351,572,668	500,000,000
Common stock, shares, issued (in shares)	89,206,266	142,318,711
Common stock, shares, outstanding (in shares)	89,206,266	142,318,711